General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
General and Administrative Expenses

Note 13 – General and Administrative Expenses

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
	USD thousands	USD thousands	USD thousands

Salaries, wages and related expenses(1)	1,796	1,328	556
Share-based payment(1)	433	2,484	3,343
Legal and professional services(1)	2,476	1,499	991
Contingent liability expenses	-	-	217
D&O insurance	1,038	1,837	-
Corporate costs	217	343	60
Maintenance, office and software fees	320	149	38
Depreciation and amortization	368	263	151
Others	289	107	24
Total General and Administrative Expenses	6,937	8,010	5,380

(1)    Including expenses in respect of related parties - see Note 18.